Financial Instruments and Risk Management - IPO (Details) kr / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended
	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) $ / shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Dec. 29, 2022 DKK (kr)	Oct. 31, 2022 DKK (kr)	Aug. 31, 2022 kr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 kr / shares	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Registered share capital (in DKK) | kr									kr 24,139,413
Share capital							$ 3,886	kr 24,139,413				$ 3,755		kr 23,141,524	kr 19,198,668
Outstanding share capital (in DKK) | $							$ 8,303					$ 32,437						$ 7,038		$ 9,362
ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and sold	114,402		114,402
Price per share issued as commitment fee | $ / shares		$ 2.76
Net proceeds | $				$ 300
Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and sold					269,136	745,380
Price per share issued as commitment fee | $ / shares					$ 8.89	$ 8.89
Net proceeds | $					$ 2,400	$ 6,600
Share capital | kr	kr 24,092,330	$ 24,092,330								kr 24,139,413				kr 23,141,524		kr 19,198,668
Shares registered (in shares)																19,198,668
Number of shares issued (in shares)							24,139,413	24,139,413				23,203,808				19,198,668		16,198,668		15,184,152
Shares outstanding (in shares)																19,198,668
Nominal value per share | kr / shares								kr 1			kr 1		kr 1			kr 1	kr 1		kr 1